Financial risk management, Fair Value Estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets measured at fair value [Abstract]
Marketable securities	$ 85,724	$ 0
Cash equivalents	35,703	0
FVOCI [Member]
Financial assets measured at fair value [Abstract]
Marketable securities	85,724
Cash equivalents	0
Financial assets measured at fair value	85,724	$ 0	$ 0
FVTPL [Member]
Financial assets measured at fair value [Abstract]
Marketable securities	0
Cash equivalents	35,703
Financial assets measured at fair value	$ 35,703